Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Administrative expenses
Schedule of Administrative Expenses

Amounts in US$ ‘000	2022	2021	2020
Staff costs (Note 11)	23,671	26,402	27,708
Share-based payment (Note 11)	9,690	6,105	7,676
Consultant fees	9,574	10,806	8,570
Safety and insurance costs	3,834	3,142	2,394
Travel expenses	2,336	719	939
Non-operated blocks expenses	1,390	799	319
Director’s fees and allowance (Note 11)	1,172	2,853	2,094
Communication and IT costs	3,419	4,214	2,937
Allocation to joint operations	(9,642)	(8,574)	(6,720)
Other administrative expenses	4,580	362	4,398
	50,024	46,828	50,315